Joint Arrangements - Joint Operations (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fort Hills Energy Limited Partnership
Disclosure of joint operations
Ownership interest (as percent)	54.11%	53.06%
Syncrude
Disclosure of joint operations
Ownership interest (as percent)	58.74%	53.74%
Terra Nova
Disclosure of joint operations
Ownership interest (as percent)	37.68%	37.68%
Buzzard
Disclosure of joint operations
Ownership interest (as percent)	29.89%	29.89%
Fenja Development JV
Disclosure of joint operations
Ownership interest (as percent)	17.50%
Golden Eagle Area Development
Disclosure of joint operations
Ownership interest (as percent)	26.69%	26.69%
Hibernia and the Hibernia South Extension Unit | Minimum
Disclosure of joint operations
Ownership interest (as percent)	19.19%	19.19%
Hibernia and the Hibernia South Extension Unit | Maximum
Disclosure of joint operations
Ownership interest (as percent)	20.00%	20.00%
Hebron
Disclosure of joint operations
Ownership interest (as percent)	21.03%	21.03%
Harouge Oil Operations
Disclosure of joint operations
Ownership interest (as percent)	49.00%	49.00%
North Sea Rosebank Project
Disclosure of joint operations
Ownership interest (as percent)	40.00%	30.00%
Oda
Disclosure of joint operations
Ownership interest (as percent)	30.00%	30.00%
White Rose and the White Rose Extensions | Minimum
Disclosure of joint operations
Ownership interest (as percent)	26.13%	26.13%
White Rose and the White Rose Extensions | Maximum
Disclosure of joint operations
Ownership interest (as percent)	27.50%	27.50%